Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5—ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Accrued payroll liabilities	$307,489	$421,825
Accrued commissions	474,711	290,969
Accrued interest	3,378	84,425
Accrued transaction costs	2,519,039	3,208,288
Accrued taxes	345,406	-
Accrued professional fees	280,000	383,114
Other accrued liabilities	186,159	792,466
Total accrued expenses and other current liabilities	$4,116,182	$5,181,087

Accrued expenses and other current liabilities – related parties as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Accrued dealer fees	$1,358,427	$3,359,101
Total accrued expenses and other current liabilities – related parties	$1,358,427	$3,359,101

NOTE 8 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes accrued expenses and other current liabilities:

	December 31, 2024	December 31, 2023
Accrued payroll	421,825	136,668
Accrued commissions	290,969	856,360
Accrued dealer fees	3,359,101	2,415,966
Accrued interest	84,425	—
Transaction costs	3,208,288	—
Professional fees	383,114	—
Accrued Other	792,466	1,237,371
	$8,540,188	$4,646,365

Heliogen, Inc. [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 8 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
$ in thousands	2024	2023
Payroll and other employee benefits	$1,431	$1,084
Professional fees	1,116	1,913
Research, development and project costs	5,616	3,658
Inventory in-transit	—	29
Operating lease liabilities, current portion	2,550	1,792
Other accrued expenses	451	431
Total accrued expenses and other current liabilities	$11,164	$8,907